Commitments and contingencies (Details)			12 Months Ended
	Oct. 20, 2024 USD ($)	May 12, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Commitments and contingencies (Details) [Line Items]
Litigation settlement			$ 2,350,000
Description of purchase agreement			The financing provided under the Purchase Agreement is non-recourse, which stipulates that the Company is not obligated to repay the $1,000,000 if no proceeds are realized from the litigations. The Buyer assumes the risk of loss in the event of non-collection of litigation proceeds. The agreement does not include a predefined repayment schedule, a specified due date, or a general pledge of the Company’s assets as collateral for repayment.	The financing provided under the Purchase Agreement is non-recourse, which stipulates that the Company is not obligated to repay the $1,000,000 if no proceeds are realized from the litigations. The Buyer assumes the risk of loss in the event of non-collection of litigation proceeds. The agreement does not include a predefined repayment schedule, a specified due date, or a general pledge of the Company’s assets as collateral for repayment.
Deferred income					$ 1,000,000
Seeking damages	$ 700,000,000
Damages seeks, value	700,000,000
Shares of stock alleges sold	$ 90,000,000
Lucid Ms And Lucid Psych [Member]
Commitments and contingencies (Details) [Line Items]
License maintenance fee (in Dollars)				$ 50,000
Minimum milestone payments
Lucid Ms And Lucid Psych Top [Member]
Commitments and contingencies (Details) [Line Items]
Maximum milestone payments (in Dollars)				$ 9,375,000
Drink Lab Inc [Member]
Commitments and contingencies (Details) [Line Items]
Description related to court dispute		by GBB against the Company, alleging breach of a mutual non-disclosure agreement and misappropriation of trade secrets. GBB claimed that its assets were valued at US$53,047,000 as of August 30, 2022 (prior to the misappropriation and material breach).
Raza Bokhari [Member]
Commitments and contingencies (Details) [Line Items]
Initially claim amount of wrongful dismissal arbitration			30,200,000
Amount of one-time payment			2,350,000
Litigation settlement			$ 930,000
Description of purchase agreement			Under the terms of the agreement, the Buyer agreed to provide financing of US$1,000,000 to the Company in exchange for the right to receive a portion of the proceeds from certain ongoing litigations.	Under the terms of the agreement, the Buyer agreed to provide financing of US$1,000,000 to the Company in exchange for the right to receive a portion of the proceeds from certain ongoing litigations.
Deferred income			$ 1,000,000
Litigation proceeds			2,350,000
Buyer [Member] | Raza Bokhari [Member]
Commitments and contingencies (Details) [Line Items]
Company paid to the buyer amount			$ 1,420,000